Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement of cash flows [abstract]
Net income		€ 39,067	€ 38,336	[1]	€ 46,680	[1]
Depreciation, amortization and impairments		108,252	89,835	[1]	78,229	[1]
Provision for onerous lease contracts	[1]		(1,533)		(3,532)
Share-based payments		8,889	7,652	[1]	8,404	[1]
Net finance expense		44,367	36,269	[1]	29,022	[1]
Income tax expense		14,839	16,450	[1]	17,925	[1]
Total adjustments to reconcile profit (loss)		215,414	187,009	[1]	176,728	[1]
Movements in trade receivables and other assets		(30,667)	(11,126)	[1]	(19,380)	[1]
Movements in trade payables and other liabilities		24,266	7,505	[1]	12,040	[1]
Cash generated from operations		209,013	183,388	[1]	169,388	[1]
Interest and fees paid		(41,925)	(36,003)	[1]	(30,522)	[1]
Interest received		143	136	[1]	152	[1]
Income tax paid		(11,985)	(8,124)	[1]	(11,948)	[1]
Net cash flow from operating activities		155,246	139,397	[1]	127,070	[1]
Cash flows from investing activities
Purchase of property, plant and equipment		(247,228)	(241,958)	[1]	(186,115)	[1]
Financial investments-deposits		(324)	1,139	[1]	418	[1]
Acquisition of Interxion Science Park		(77,517)
Purchase of intangible assets		(8,787)	(8,920)	[1]	(6,521)	[1]
Loans to third parties		(1,764)	(1,942)	[1]
Proceeds from sale of financial asset	[1]		281		3,063
Redemption of short-term investments	[1]				1,650
Net cash flow used in investing activities		(335,620)	(251,400)	[1]	(187,505)	[1]
Cash flows from financing activities
Proceeds from exercized options		6,969	6,332	[1]	5,686	[1]
Proceeds from mortgages		9,950	14,625	[1]	14,850	[1]
Repayment of mortgages		(10,848)	(4,031)	[1]	(2,346)	[1]
Proceeds from Revolving Facilities		129,521
Repayment of Revolving Facilities		(30,000)
Proceeds 6% Senior Secured Notes due 2020	[1]		154,808
Finance lease obligation		(995)
Interest received at issuance of Additional Notes	[1]		2,225
Net cash flows from / (used in) financing activities		104,597	173,959	[1]	18,190	[1]
Effect of exchange rate changes on cash		(1,632)	251	[1]	1,294	[1]
Net movement in cash and cash equivalents		(77,409)	62,207	[1]	(40,951)	[1]
Cash and cash equivalents, beginning of period	[1]	115,893	53,686		94,637
Cash and cash equivalents, end of period		€ 38,484	€ 115,893	[1]	€ 53,686	[1]

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.